SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2016
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life	3 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life	5 years
Computer/Office Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life	3 years
Furniture, Fixtures And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life, term	Shorter of useful life or life of the lease